GOF P17 02/19

SUPPLEMENT DATED FEBRUARY 1, 2019

TO THE CURRENTLY EFFECTIVE PROSPECTUSES

OF EACH OF THE FUNDS LISTED BELOW

FRANKLIN REAL RETURN FUND

(a series of Franklin Investor Securities Trust)

franklin conservative allocation fund

franklin corefolio allocation fund

franklin founding funds allocation fund

franklin growth allocation fund

franklin Lifesmart retirement income fund

franklin Lifesmart 2020 retirement target fund

franklin Lifesmart 2025 retirement target fund

franklin Lifesmart 2030 retirement target fund

franklin Lifesmart 2035 retirement target fund

franklin Lifesmart 2040 retirement target fund

franklin Lifesmart 2045 retirement target fund

franklin Lifesmart 2050 retirement target fund

franklin Lifesmart 2055 retirement target fund

franklin moderate allocation fund

(each a series of Franklin Fund Allocator Series)

Effective February 15, 2019, the prospectus is amended as follows:

I.  The “Fund Summary – Franklin Real Return Fund – Portfolio Managers” section on page 32 of the prospectus is replaced with the following:

Portfolio Managers

Kent Burns, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2004).

David Yuen Portfolio Manager of Advisers and portfolio manager of the Fund since February 2019.

II. The “Fund Summary – Franklin Conservative Allocation Fund – Portfolio Managers” section beginning on page 10 of the prospectus is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2012.

May Tong, MBA, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since February 2019.

III. The “Fund Summary – Franklin Corefolio Allocation Fund – Investment Managers” section on page of the prospectus is replaced with the following:

Investment Manager

The Fund does not have an investment manager, nor does it pay investment management fees. Franklin Templeton Services, LLC (FT Services), the Fund's administrator, monitors the percentage of the Fund's assets allocated to the underlying funds and periodically rebalances the Fund's portfolio. T. Anthony Coffey, Vice President of Franklin Advisers, Inc., will assist FT Services, at no charge to the Fund, in monitoring the underlying funds and the Fund's investment in the underlying funds and assists in the periodic rebalancing. Effective February 15, 2019, Thomas A. Nelson, CFA and May Tong, MBA, CFA, Portfolio Managers of Franklin Advisers, Inc., will assist FT Services, at no charge to the Fund, in monitoring the underlying funds and the Fund's investment in the underlying funds and assists in the periodic rebalancing.

IV. The “Fund Summary – Franklin Founding Funds Allocation Fund– Investment Manager” section on page 9 of the prospectus is replaced with the following:

Investment Manager

The Fund does not have an investment manager, nor does it pay investment management fees. Franklin Templeton Services, LLC (FT Services), the Fund's administrator, monitors the percentage of the Fund's assets allocated to the underlying funds and periodically rebalances the Fund's portfolio. T. Anthony Coffey, Vice President of Franklin Advisers, Inc., will assist FT Services, at no charge to the Fund, in monitoring the underlying funds and the Fund's investment in the underlying funds and assists in the periodic rebalancing. Effective February 15, 2019, Thomas A. Nelson, CFA and May Tong, MBA, CFA, Portfolio Managers of Franklin Advisers, Inc., will assist FT Services, at no charge to the Fund, in monitoring the underlying funds and the Fund's investment in the underlying funds and assists in the periodic rebalancing.

V. The “Fund Summary – Franklin Growth Allocation Fund– Portfolio Managers” section on page 28 of the prospectus is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2012.

May Tong, MBA, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since February 2019.

VI. The “Fund Summary – Franklin LifeSmart Retirement Income Fund – Portfolio Managers” section on page 13 of the prospectus is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2011.

May Tong, MBA, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since February 2019.

VII. The “Fund Summary – Franklin LifeSmart 2020 Retirement Target Fund – Portfolio Managers” section on page 10 of the prospectus is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2013).

May Tong, MBA, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since February 2019.

VIII. The “Fund Summary Franklin LifeSmart 2025 Retirement Target Fund – Portfolio Managers” section on page 20 of the prospectus is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2011.

May Tong, MBA, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since February 2019.

IX. The “Fund Summary – Franklin LifeSmart 2030 Retirement Target Fund – Portfolio Managers” section on page 30 of the prospectus is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2013).

May Tong, MBA, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since February 2019.

X. The “Fund Summary – Franklin LifeSmart 2035 Retirement Target Fund – Portfolio Managers” section on page 40 of the prospectus is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2011.

May Tong, MBA, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since February 2019.

XI. The “Fund Summary – Franklin LifeSmart 2040 Retirement Target Fund – Portfolio Managers” section on page 50 of the prospectus is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2013).

May Tong, MBA, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since February 2019.

XII. The “Fund Summary – Franklin LifeSmart 2045 Retirement Target Fund – Portfolio Managers” section on page 60 of the prospectus is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2011.

May Tong, MBA, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since February 2019.

XIII. The “Fund Summary – Franklin LifeSmart 2050 Retirement Target Fund – Portfolio Managers” section on page 70 of the prospectus is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2013).

May Tong, MBA, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since February 2019.

XIV. The “Fund Summary – Franklin LifeSmart 2055 Retirement Target Fund – Portfolio Managers” section on page 80 of the prospectus is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2015).

May Tong, MBA, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since February 2019.

XV. The “Fund Summary – Franklin Moderate Allocation Fund – Portfolio Managers” section on page 19 of the prospectus is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2012.

May Tong, MBA, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since February 2019.

XVI. The listed portfolio managers in the “Franklin Real Return Fund – Fund Details – Management” section on page 92 of the prospectus are replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments to achieve the highest level of real return consistent with an acceptable level of risk. The portfolio managers of the team are as follows:

Kent Burns, CFA   Portfolio Manager of Advisers

Mr. Burns has been a portfolio manager of the Fund since its inception. He joined Franklin Templeton Investments in 1994.

David Yuen, CFA   Portfolio Manager of Advisers

Mr. Yuen has been a portfolio manager of the Fund since February 2019. He joined Franklin Templeton Investments in 2000.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, asset allocation, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

XVII. The listed portfolio managers in the “Franklin Fund Allocator Series - Franklin Conservative Allocation Fund, Franklin Growth Allocation Fund and Franklin Moderate Allocation Fund– Fund Details – Management” section on page 58 of the prospectus are replaced with the following:

The portfolio managers responsible for each Fund's management are:

Thomas A. Nelson, CFA   Portfolio Manager of Advisers

Mr. Nelson has been a co-lead portfolio manager of the Fund since 2012. He joined Franklin Templeton Investments in 2007.

May Tong, MBA, CFA   Portfolio Manager of Advisers

Ms. Tong has been a co-lead portfolio manager of the Fund since February 2019. She joined Franklin Templeton Investments in June 2018. Prior to joining Franklin Templeton, Ms. Tong was a portfolio manager and head of portfolio implementation and management for Voya Investment Management’s Multi-Asset Strategies and Solution Teams.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, asset allocation, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

XVIII. The fourth paragraph in the “Franklin Fund Allocator Series - Franklin Corefolio Allocation Fund and Franklin Founding Funds Allocation Fund – Fund Details – Administration Agreement” section on page 30 of the prospectus is replaced with the following:

Thomas A. Nelson, CFA   Portfolio Manager of Advisers

Mr. Nelson has overseen the process since February 2019. He joined Franklin Templeton Investments in 2007.

May Tong, MBA, CFA   Portfolio Manager of Advisers

Ms. Tong has overseen the process since February 2019. She joined Franklin Templeton Investments in June 2018. Prior to joining Franklin Templeton, Ms. Tong was a portfolio manager and head of portfolio implementation and management for Voya Investment Management’s Multi-Asset Strategies and Solution Teams.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Mr. Nelson and Ms. Tong oversees the rebalancing process on behalf of FT Services.

XIX. The listed portfolio managers in the “Franklin LifeSmart Retirement Income Fund– Fund Details – Management” section on page 48 of the prospectus are replaced with the following:

The portfolio managers responsible for the Fund's management are:

Thomas A. Nelson, CFA   Portfolio Manager of Advisers

Mr. Nelson has been a co-lead portfolio manager of the Fund since 2011. He joined Franklin Templeton Investments in 2007.

May Tong, MBA, CFA   Portfolio Manager of Advisers

Ms. Tong has been a co-lead portfolio manager of the Fund since February 2019. She joined Franklin Templeton Investments in June 2018. Prior to joining Franklin Templeton, Ms. Tong was a portfolio manager and head of portfolio implementation and management for Voya Investment Management’s Multi-Asset Strategies and Solution Teams.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, asset allocation, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

XX. The listed portfolio managers in the “Franklin Fund Allocator Series - Franklin LifeSmart 2020 Retirement Target, Franklin LifeSmart 2025 Retirement Target, Franklin LifeSmart 2030 Retirement Target, Franklin LifeSmart 2035 Retirement Target, Franklin LifeSmart 2040 Retirement Target, Franklin LifeSmart 2045 Retirement Target, Franklin LifeSmart 2050 Retirement Target and Franklin LifeSmart 2055 Retirement Target Funds - Fund Details – Management” section on page 114 of the prospectus is replaced with the following:

The portfolio managers responsible for each Fund's management are:

Thomas A. Nelson, CFA   Portfolio Manager of Advisers

Mr. Nelson has been a co-lead portfolio manager of the Fund since 2011. He joined Franklin Templeton Investments in 2007.

May Tong, MBA, CFA   Portfolio Manager of Advisers

Ms. Tong has been a co-lead portfolio manager of the Fund since February 2019. She joined Franklin Templeton Investments in June 2018. Prior to joining Franklin Templeton, Ms. Tong was a portfolio manager and head of portfolio implementation and management for Voya Investment Management’s Multi-Asset Strategies and Solution Teams.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, asset allocation, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

Please keep this supplement with your prospectus for future reference.

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